Calvert
Emerging Markets Equity Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Brazil — 4.4%
Itausa S.A., PFC Shares	22,222,200	$ 44,739,570
Localiza Rent a Car S.A.	2,090,446	29,905,925
WEG S.A.	3,718,000	29,312,581
		$ 103,958,076
Chile — 2.1%
Banco de Chile	475,861,810	$ 49,672,125
		$ 49,672,125
China — 23.3%
Alibaba Group Holding, Ltd.(1)	7,889,055	$82,123,701
BYD Co., Ltd., Class H	949,500	30,445,373
China Merchants Bank Co., Ltd., Class H	12,810,000	58,427,546
China Overseas Property Holdings, Ltd.	2,755,000	2,784,288
Hangzhou Tigermed Consulting Co., Ltd., Class A(1)	1,842,191	16,395,351
Hundsun Technologies, Inc., Class A	3,938,877	24,062,177
JD.com, Inc., Class A	2,177,437	37,135,229
Meituan, Class B(1)(2)	2,740,195	42,968,770
Midea Group Co., Ltd., Class A	4,056,734	32,975,965
NARI Technology Co., Ltd., Class A	18,776,227	59,789,777
Shenzhen Inovance Technology Co., Ltd., Class A	2,332,658	20,675,824
Silergy Corp.	1,260,000	15,696,060
Sungrow Power Supply Co., Ltd., Class A	1,102,229	17,754,929
Tencent Holdings, Ltd.	2,408,443	102,120,803
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	1,371,304	6,854,929
		$550,210,722
Hong Kong — 5.9%
AIA Group, Ltd.	6,395,417	$64,955,030
Hong Kong Exchanges & Clearing, Ltd.	644,400	24,415,678
Samsonite International S.A.(1)(2)	17,308,427	48,944,651
		$138,315,359
Hungary — 1.2%
Richter Gedeon Nyrt	1,179,810	$29,126,657
		$29,126,657
India — 12.8%
Bajaj Finserv, Ltd.	1,406,294	$26,249,739
Bharat Forge, Ltd.	772,154	7,898,753
Dabur India, Ltd.	2,837,374	19,884,189
HDFC Bank, Ltd.	1,436,777	29,805,758
Hero MotoCorp, Ltd.	842,496	29,895,708
ICICI Bank, Ltd.	3,749,035	42,895,093
Maruti Suzuki India, Ltd.	447,402	53,453,810
Max Healthcare Institute, Ltd.(1)	2,691,886	19,715,094
Security	Shares	Value
India (continued)
Samvardhana Motherson International, Ltd.	27,329,990	$ 28,575,156
SBI Life Insurance Co., Ltd.(2)	2,639,168	42,203,396
		$ 300,576,696
Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	214,285,902	$ 78,233,973
		$ 78,233,973
Malaysia — 1.6%
Press Metal Aluminium Holdings Bhd	38,438,400	$ 38,795,962
		$38,795,962
Mexico — 3.5%
Grupo Financiero Banorte SAB de CV, Class O	4,573,618	$37,626,739
Wal-Mart de Mexico SAB de CV	11,273,795	44,714,491
		$82,341,230
South Africa — 5.7%
Clicks Group, Ltd.(3)	1,807,147	$25,087,400
Prosus NV(1)	1,454,732	106,399,041
Shoprite Holdings, Ltd.	261,026	3,130,897
		$134,617,338
South Korea — 10.3%
KB Financial Group, Inc.	761,784	$27,648,703
LG Chem, Ltd.	98,211	49,995,463
Samsung Electronics Co., Ltd.	3,011,213	165,807,123
		$243,451,289
Sweden — 1.5%
Epiroc AB, Class A	1,919,743	$36,363,495
		$36,363,495
Taiwan — 16.1%
Accton Technology Corp.	1,579,000	$17,760,908
Airtac International Group	716,000	23,662,829
Chailease Holding Co., Ltd.(1)	4,598,000	30,230,903
Delta Electronics, Inc.	5,687,000	63,025,190
Taiwan Semiconductor Manufacturing Co., Ltd.	11,358,000	209,819,930
Wiwynn Corp.	764,000	34,916,663
		$379,416,423
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	11,685,138	$25,815,772
		$25,815,772

Calvert
Emerging Markets Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 1.0%
Micron Technology, Inc.	355,312	$ 22,423,740
		$ 22,423,740
Total Common Stocks (identified cost $2,099,434,354)		$2,213,318,857

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$5,170	$ 5,023,379
Total High Social Impact Investments (identified cost $5,170,000)		$ 5,023,379

Short-Term Investments — 6.4%

Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	132,507,141	$ 132,507,141
Total Affiliated Fund (identified cost $132,507,141)		$ 132,507,141

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	17,680,338	$ 17,680,338
Total Securities Lending Collateral (identified cost $17,680,338)		$ 17,680,338
Total Short-Term Investments (identified cost $150,187,479)		$ 150,187,479

Total Investments — 100.4% (identified cost $2,254,791,833)	$2,368,529,715
Other Assets, Less Liabilities — (0.4)%	$ (10,298,093)
Net Assets — 100.0%	$2,358,231,622

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $134,116,817 or 5.7% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $16,753,869 and the total market value of the collateral received by the Fund was $17,680,338, comprised of cash.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $5,023,379, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	24.7%
Information Technology	23.5
Consumer Discretionary	21.2
Industrials	9.5
Communication Services	4.3
Consumer Staples	3.9
Materials	3.8
Health Care	2.8
High Social Impact Investments	0.2
Real Estate	0.1
Total	94.0%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000

Calvert
Emerging Markets Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $137,530,520, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$4,801,689	$ —	$ —	$ —	$221,690	$ 5,023,379	$ 58,163	$ 5,170,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	1,258	555,941,847	(423,435,964)	—	—	132,507,141	1,250,799	132,507,141
Total				$ —	$221,690	$137,530,520	$1,308,962

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$103,958,076	$ —	$ —	$103,958,076
Chile	49,672,125	—	—	49,672,125
China	—	550,210,722	—	550,210,722
Hong Kong	—	138,315,359	—	138,315,359
Hungary	—	29,126,657	—	29,126,657
India	—	300,576,696	—	300,576,696
Indonesia	—	78,233,973	—	78,233,973
Malaysia	—	38,795,962	—	38,795,962
Mexico	82,341,230	—	—	82,341,230
South Africa	—	134,617,338	—	134,617,338
South Korea	—	243,451,289	—	243,451,289
Sweden	—	36,363,495	—	36,363,495
Taiwan	—	379,416,423	—	379,416,423

Calvert
Emerging Markets Equity Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
United Arab Emirates	$ —	$25,815,772	$ —	$25,815,772
United States	22,423,740	—	—	22,423,740
Total Common Stocks	$258,395,171	$1,954,923,686(1)	$ —	$2,213,318,857
High Social Impact Investments	$ —	$5,023,379	$ —	$5,023,379
Short-Term Investments:
Affiliated Fund	132,507,141	—	—	132,507,141
Securities Lending Collateral	17,680,338	—	—	17,680,338
Total Investments	$408,582,650	$1,959,947,065	$ —	$2,368,529,715

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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